OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 7: — OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess their performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows:

1.	Solutions segment. Freightos provides software tools and data to help the freight industry participants automate their pricing, sales, and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.
2.	Platform segment. Freightos provides digitized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents revenue and operating loss per segment:

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2024 (unaudited)
Subscriptions	$6,875	$—	$—	$6,875
SaaS-related professional services	266	—	—	266
Transactional Platforms fees	—	3,872	—	3,872
Total revenue	7,141	3,872	—	11,013

Operating loss	$(455)	$(5,990)	$(3,603)	$(10,048)

For the period of six months ended June 30, 2023 (unaudited)
Subscriptions	$6,179	$—	$—	$6,179
SaaS-related professional services	272	—	—	272
Transactional Platforms fees	—	3,465	—	3,465
Total revenue	6,451	3,465	—	9,916

Operating income (loss)	$1,324	$(5,936)	$(59,254)	$(63,866)

Unallocated includes corporate expenses and share-based compensation.

NOTE 7: — OPERATING SEGMENTS (Cont.)

For the periods of six months ended June 30, 2024 and 2023, no single Solutions customer or Platform user accounted for 10% or more of the Company’s consolidated income.

c.	The Company’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the period of six months ended June 30, 2024 (unaudited)
Europe	$3,024	$—	$3,024
Hong Kong	103	1,943	2,046
United States	3,327	1,111	4,438
Other	687	818	1,505
	$7,141	$3,872	$11,013

For the period of six months ended June 30, 2023 (unaudited)
Europe	$2,465	$—	$2,465
Hong Kong	236	1,541	1,777
United States	3,337	1,165	4,502
Other	413	759	1,172
	$6,451	$3,465	$9,916

The Company’s revenue from its Solutions segment is classified based on the location of the customers.

The Company’s revenue from its Platform segment is classified to its business in Hong Kong except for revenue earned by Clearit or 7LFreight which is classified based on the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Company’s services.

As of June 30, 2024 and December 31, 2023, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada and US due to acquisitions and also in Israel, Hong Kong and Spain.